Deposits (Tables)	12 Months Ended
Dec. 31, 2023
Statistical Disclosure for Banks [Abstract]
Schedule of Deposit Liabilities Type
The following table provides detail on deposit types. Refer to Note 2—Business Combinations for discussion of the deposits assumed in the SVBB Acquisition.

Deposit Types

dollars in millions	December 31, 2023	December 31, 2022
Noninterest-bearing demand	$39,799	$24,922
Checking with interest	23,754	16,202
Money market	30,616	21,040
Savings	35,258	16,834
Time	16,427	10,410
Total deposits	$145,854	$89,408

Schedule of Time Deposit Maturities
At December 31, 2023, the scheduled maturities of time deposits were:

Deposit Maturities

dollars in millions
Twelve months ended December 31,
2024	$15,175
2025	1,126
2026	74
2027	34
2028	18
Thereafter	—
Total time deposits	$16,427